Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories

Note 13—Inventories

	2023	2022
	(EUR’000)
Inventories
Raw materials and consumables	18,566	9,616
Work in progress	171,030	112,885
Finished goods	19,335	8,172
Total inventories	208,931	130,673

Due to production lead time, work in progress includes inventories that are not sellable before more than twelve months after the reporting date.

At December 31, 2023, inventories were reduced by write-downs of €22.9 million, which include write-downs on pre-launch inventories.